Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 8,301,939
Total Corporate Bonds (identified cost $13,890,000)		$ 8,301,939

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$3,195	$ 2,817,325
Total Tax-Exempt Mortgage-Backed Securities (identified cost $3,584,376)		$ 2,817,325

Tax-Exempt Municipal Obligations — 159.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,872,410
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds , 5.25%, 9/15/52	7,000	7,807,870
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	315	358,690
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	4,934,670
		$ 20,973,640
Education — 10.9%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$975	$ 991,536
District of Columbia, (KIPP DC):
4.00%, 7/1/44	280	243,793
4.00%, 7/1/49	385	323,500
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	3,000	2,699,490
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	10,036,683
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	$1,650	$ 1,666,088
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	7,377,402
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	6,393,087
5.50%, 6/1/30	8,325	9,664,326
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,704,500
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	9,245,705
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	503,895
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	3,964,725
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,232,080
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	10,860,900
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	7,788,000
University of Michigan, 5.00%, 4/1/48(1)	3,500	3,757,495
		$ 88,453,205
Electric Utilities — 5.3%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$7,165	$ 5,372,102
Energy Northwest, WA, 5.00%, 7/1/40	2,650	2,707,028
Omaha Public Power District, NE:
5.00%, 2/1/40(1)	16,000	16,487,680
5.00%, 2/1/42(1)	10,000	10,642,500
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,362,975
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,087,850
		$ 42,660,135
Escrowed/Prerefunded — 10.4%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/30(1)	$14,425	$ 15,364,644
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	180,233
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(1)	2,000	2,163,980
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	13,804,037

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	$10,000	$ 10,603,900
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(1)	1,000	1,003,820
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/39	1,000	1,024,380
University of Michigan, Prerefunded to 4/1/26, 5.00%, 4/1/40(1)	15,000	16,120,500
Upper Arlington City School District, OH, Prerefunded to 12/1/27, 5.00%, 12/1/48(1)	2,225	2,470,373
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	635	645,776
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	20,999,038
		$ 84,380,681
General Obligations — 34.9%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$ 4,067,216
Andover, MA, 4.00%, 7/15/52	7,520	7,224,539
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,957,900
California:
5.00%, 10/1/33(1)	18,800	19,444,088
5.00%, 8/1/46(1)	15,000	15,687,900
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,103,800
Chicago, IL, 5.00%, 1/1/44	19,880	19,313,420
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,361,259
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	8,500	8,225,025
District of Columbia:
4.00%, 2/1/46	5,000	4,810,200
5.00%, 6/1/43(1)	12,000	12,759,120
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,281,604
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	21,164,400
Illinois:
4.00%, 11/1/38	13,000	11,530,350
5.50%, 5/1/39	810	836,487
5.50%, 3/1/47	4,000	4,095,000
5.75%, 5/1/45	830	862,561
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,293,233
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,703,900
Massachusetts, 5.00%, 9/1/38(1)	18,500	20,021,995
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY:
4.00%, 9/1/46	$5,000	$ 4,690,500
5.25%, 5/1/41(1)	7,100	7,894,703
5.25%, 5/1/42(1)	3,125	3,467,219
5.25%, 10/1/47	4,000	4,401,840
Ohio, 5.00%, 2/1/37(1)	2,225	2,341,301
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,008,010
5.00%, 3/1/32(1)	2,750	3,033,717
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,516,895
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	5,000	4,871,750
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	3,928,896
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	10,642,900
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,312,798
Washington:
5.00%, 2/1/35(1)	23,500	23,961,540
5.00%, 2/1/38(1)	10,000	10,730,600
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,841,100
		$ 282,387,766
Hospital — 14.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 820,458
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	7,500	7,732,275
5.00%, 4/1/52	7,510	7,612,511
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	250,458
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	10,326,139
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,112,800
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	5,000	4,645,200
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,223,320
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	255,060
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	2,769,717

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$3,150	$ 3,171,924
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	9,309,300
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	10,233,900
5.00%, 7/1/47(1)	2,375	2,413,404
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 3/1/51	7,000	6,291,880
5.00%, 12/1/42(1)	7,300	7,474,689
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	136,376
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,821,768
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,032,200
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	5,900	6,021,127
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	565,384
5.00%, 1/15/29	165	165,076
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,508,592
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	12,158,520
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,118,860
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,681,888
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	7,675,574
		$ 119,528,400
Housing — 0.3%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,194,061
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	887,440
		$ 2,081,501
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 2.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52(2)	$4,800	$ 4,662,240
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,839,758
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,176,973
		$ 21,678,971
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$ 704,172
		$ 704,172
Insured - Education — 2.7%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 836,472
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,292,021
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	19,050,267
(AMBAC), 5.25%, 9/1/32(1)	750	898,598
		$ 22,077,358
Insured - Electric Utilities — 2.7%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$ 6,253,595
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	2,750	2,342,808
(NPFG), 0.00%, 11/15/38	1,000	493,810
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,358,250
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	1,095	1,095,810
(NPFG), 5.25%, 7/1/34	375	374,228
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,586,800
		$ 21,505,301
Insured - Escrowed/Prerefunded — 2.3%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 508,970
Chicago Park District, IL, (BAM), Prerefunded to 1/1/24, 5.00%, 1/1/39(1)	7,390	7,528,267

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded (continued)
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	$750	$ 754,710
Louisiana Energy and Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/38	5,640	5,691,832
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,453,344
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,566,204
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	502,665
		$ 19,005,992
Insured - General Obligations — 4.2%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$ 6,317,868
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,305,455
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	753,070
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,683,068
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,266,928
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	12,217,688
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,018,688
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,703,170
		$ 34,265,935
Insured - Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 260,688
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	1,500	1,581,750
		$ 1,842,438
Insured - Lease Revenue/Certificates of Participation — 0.4%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$ 2,404,560
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	558,385
		$ 2,962,945
Insured - Other Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 10,911,127
		$ 10,911,127
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 6.5%
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	$1,245	$ 1,209,045
(AMBAC), 0.00%, 12/1/24	3,665	3,451,037
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,029,729
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	852,300
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	22,109,580
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	372,292
(AGC), 0.00%, 7/1/27	1,120	955,438
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,290,364
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	5,682,360
		$ 52,952,145
Insured - Transportation — 6.3%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$2,500	$ 2,503,150
(AGM), 5.00%, 1/1/29	1,260	1,261,840
(AGM), 5.125%, 1/1/30	2,200	2,203,388
(AGM), 5.125%, 1/1/31	1,750	1,752,327
(AGM), 5.25%, 1/1/32	1,115	1,116,550
(AGM), 5.25%, 1/1/33	1,150	1,151,553
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,104,500
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,139,840
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,503,500
(XLCA), 0.00%, 9/1/25	1,950	1,758,588
(XLCA), 0.00%, 9/1/26	1,000	867,780
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,431,331
		$ 50,794,347
Insured - Water and Sewer — 5.3%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$ 13,670,000
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	10,898,400
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,649,990

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	$1,000	$ 1,225,700
(AGM), 5.25%, 8/1/38	1,070	1,319,674
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,540,875
(AGM), 5.00%, 7/1/32	2,845	2,921,246
(AGM), 5.00%, 7/1/33	2,435	2,498,846
(AGM), 5.00%, 7/1/35	2,970	3,039,142
(AGM), 5.00%, 7/1/37	2,435	2,484,917
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,037,125
		$ 43,285,915
Lease Revenue/Certificates of Participation — 0.8%
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	$5,000	$ 4,557,250
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,266,418
		$ 6,823,668
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,480	$ 5,632,935
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53(3)	2,000	2,085,340
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	3,185	3,272,428
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	5,000	4,786,350
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	2,500	2,301,150
		$ 18,078,203
Senior Living/Life Care — 0.9%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(2)	$410	$ 358,086
Green Bonds, 5.00%, 11/15/46(2)	400	337,948
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.125%, 11/15/40	240	218,378
5.25%, 11/15/50	160	140,325
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	525,982
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	310	312,970
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	$4,000	$ 3,889,600
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	896,540
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(2)	330	343,467
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	222,937
		$ 7,246,233
Special Tax Revenue — 17.8%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	$10,000	$ 10,548,600
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	482,355
5.00%, 10/1/43(1)	1,800	1,915,938
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	10,416,400
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	3,500	3,990,105
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(1)	1,100	1,193,654
5.00%, 6/1/43(1)	1,100	1,178,496
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	7,000	6,429,920
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	884,835
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,556,400
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	9,878,500
4.00%, 8/1/39(1)	5,000	4,866,100
4.00%, 5/1/42	3,120	2,973,828
4.00%, 2/1/43	9,000	8,525,340
5.00%, 11/1/46(1)	5,000	5,394,300
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	12,860,640
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	6,900	6,458,745
4.00%, 3/15/47	3,500	3,275,685
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	14,000	13,055,420
5.00%, 3/15/43(1)	6,000	6,296,460

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45(1)	$2,800	$ 2,619,792
4.00%, 3/15/45	6,500	6,081,660
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	1,893,680
5.00%, 3/15/48	1,900	2,025,818
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	3,994,875
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,462,580
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,740,752
		$ 144,000,878
Transportation — 16.7%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$3,845	$ 3,921,823
5.25%, 11/1/31	5,940	6,055,058
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	1,150	1,230,914
5.00%, 7/1/47(1)	4,575	4,726,387
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	5,665	5,479,245
5.25%, 11/15/53	4,500	4,899,285
(AMT), 5.00%, 11/15/53	3,920	3,998,008
Illinois Toll Highway Authority:
5.00%, 1/1/37(1)	10,000	10,347,300
5.00%, 1/1/41(1)	12,425	12,752,026
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	7,145	7,369,496
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,093,660
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,056,842
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,083,930
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	130,898
5.00%, 6/15/44	5,535	5,551,882
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	10,000	10,354,200
5.25%, 12/15/23	1,000	1,018,200
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Turnpike Authority:
5.00%, 1/1/48(1)	$10,000	$ 10,445,500
5.25%, 1/1/52	2,500	2,709,375
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	5,957,520
Pennsylvania Turnpike Commission, 5.25%, 12/1/52	2,600	2,796,534
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	16,400	16,640,752
5.00%, 10/15/35(1)	2,675	2,807,412
5.00%, 10/15/42(1)	3,750	3,910,800
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,736,548
		$ 135,073,595
Water and Sewer — 7.0%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/43(1)	$3,750	$ 3,960,337
5.00%, 11/1/47(1)	5,900	6,197,360
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	15,768,600
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,620,400
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,288,600
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	2,787,625
5.00%, 10/15/47(1)	20,000	21,648,000
		$ 56,270,922
Total Tax-Exempt Municipal Obligations (identified cost $1,286,837,095)		$1,289,945,473

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$1,750	$ 1,736,507
Total Trust Units (identified cost $1,782,955)		$ 1,736,507
Total Investments — 160.9% (identified cost $1,306,094,426)		$1,302,801,244
Other Assets, Less Liabilities — (60.9)%		$ (493,186,265)
Net Assets — 100.0%		$ 809,614,979
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $6,014,711 or 0.7% of the Fund's net assets.
(3)	When-issued security.
At December 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.3%
Texas	11.4%
Others, representing less than 10% individually	71.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,301,939	$ —	$ 8,301,939
Tax-Exempt Mortgage-Backed Securities	—	2,817,325	—	2,817,325
Tax-Exempt Municipal Obligations	—	1,289,945,473	—	1,289,945,473
Trust Units	—	1,736,507	—	1,736,507
Total Investments	$ —	$1,302,801,244	$ —	$1,302,801,244
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.